Summary of Significant Accounting Policies - Revenue and Deferred Revenue Narratives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Summary of Significant Accounting Policies
Contract with customer liability revenue recognized			$ 23,725	$ 19,225	$ 22,407	$ 9,637
Revenue related to performance obligations satisfied in prior periods	$ 1,535	$ 689	$ 3,014	$ 1,084	$ 4,479	$ 4,410